Vessels, net	6 Months Ended
Jun. 30, 2018
Vessels, net [Abstract]
Vessels, net:

7.Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Depreciation Accumulated	Net Book Value
Balance, December 31, 2017	$763,950	$(14,862)	$749,088
Additions	172,510	-	172,510
Depreciation	-	(13,974)	(13,974)
Sale of vessel	(4,625)	321	(4,304)
Vessels transferred to held for sale	(17,100)	874	(16,226)
Balance, June 30, 2018	$914,735	$(27,641)	$887,094

On January 19, 2017, the Company acquired the first VLGC, Anderida, pursuant to the exercise of the respective options as per the LPG Option Agreement (Note 4), which was under construction at the time of acquisition at HHI, for a purchase price of $83,500. The Company paid an amount of $21,850 of the total purchase price by using part of the undrawn liquidity under the New Revolving Facility (Note 4). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital” as the acquisitions were treated as transactions under common control. The $61,650 balance of the purchase price for the VLGC was paid in installments until the vessel’s delivery from HHI using an amount of $37,500 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand.

On June 28, 2017, the Company took delivery of the Anderida and on June 29, 2017, the vessel commenced its time charter on a fixed rate with five years firm duration to an oil major company. The charterer has options to extend the firm employment period by up to three years.

On February 10, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one Aframax tanker under construction, the Balla, for a purchase price of $44,500. The vessel was delivered on April 27, 2017.

On February 14, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Very Large Crude Carrier, the Shiraga, for a purchase price of $57,000. The Company took delivery of this vessel on June 9, 2017.

On March 1, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Aframax tanker, the Stamos, for a purchase price of $29,000. The Company took delivery of this vessel on May 15, 2017.

On March 10, 2017, the Company acquired for a purchase price of $83,500 the second VLGC, the Aisling, which was under construction at the time of acquisition at HHI, pursuant to the exercise of the respective option as per the LPG Option Agreement (Note 4). The Company paid an amount of $21,850 of the total purchase price by using part of the undrawn liquidity under the New Revolving Facility (Note 4). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital” as the acquisitions were treated as transactions under common control. The $61,650 balance of the purchase price for the VLGC was paid in installments until the vessel’s delivery from HHI, using an amount of $37,500 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand. On September 7, 2017, the Company took delivery of the Aisling and on September 12, 2017, the vessel commenced its time charter on a fixed rate with five years firm duration to an oil major company. The charterer has options to extend the firm employment period by up to three years.

On March 24, 2017, the Company entered into four Memoranda of Agreement with unaffiliated third parties for the acquisition of four modern, second-hand Newcastlemax drybulk carriers the Marini, Morandi, Bacon and Judd for an aggregate purchase price of $120,540. The Company took delivery of the vessels on May 2, 2017, July 5, 2017, July 6, 2017 and July 13, 2017, respectively.

The Newcastlemax drybulk carriers Bacon and Judd had attached to their Memoranda of Agreements time charter employment contracts until certain dates in 2018 and 2017, respectively. After determining the fair values of these time-chartered contracts as of the acquisition date, the Company recorded a liability of $516 in relation to the attached time charter employment contract of the vessel Judd on the consolidated balance sheet under “Fair value of below market acquired time charters”. This was amortized into revenues using the straight-line method over the respective contract period. As at December 31, 2017, it was fully amortized and included in “Voyage and time charter revenues” in the consolidated statement of operations for the year ended December 31, 2017. For the vessel Bacon, the fair value of the attached time charter employment contract was determined to be $0.

On March 31, 2017, the Company entered into three Memoranda of Agreement with unaffiliated third parties for the acquisition of three Kamsarmax drybulk carriers, two secondhand, the Matisse and Valadon, and one under construction, the Kelly for an aggregate purchase price of $71,000. The Valadon, Matisse and Kelly were delivered on May 17, 2017, June 1, 2017 and June 14, 2017, respectively.

On April 6, 2017, the Company acquired the remaining two VLGCs under construction at HHI, the Mont Fort and Mont Gelé, pursuant to the exercise of the respective options under the LPG Option Agreement (Note 4) for a purchase price of $83,500 each. The Company paid an amount of $46,700 of the total purchase price by using part of the undrawn liquidity under the New Revolving Facility (Note 4) and cash on hand. An amount of $16,001 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital” as the acquisitions were treated as transactions under common control. The $120,300 balance of the total purchase price for the VLGCs was paid in installments until the vessels’ delivery from HHI using an amount of $75,000 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand.

The Company took delivery of the Mont Fort and Mont Gelé on October 31, 2017 and on January 4, 2018, respectively, and the vessels commenced their time charters on a fixed rate with ten years firm duration to an oil major company on November 5, 2017 and on January 11, 2018, respectively (Note 6).

On April 12, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one secondhand Kamsarmax drybulk carrier, the Nasaka, for a purchase price of $22,000. The Company took delivery of this vessel on May 10, 2017.

On April 27, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Kamsarmax drybulk vessel, the Castellani, for a purchase price of $23,500. The Company took delivery of this vessel on June 6, 2017.

On May 15, 2017, the Company entered into a purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou for the purchase of the shares of the vessel-owning company of the Suezmax newbuilding vessel the Samsara for a purchase price of $64,000. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer’s option at a base rate plus profit share and the charterer was also granted purchase options at the end of each firm period. An amount of $440 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning company acquired over the purchase price paid, was classified in “Additional Paid-in Capital” as the acquisitions were treated as  transactions under common control. The Company took delivery of this vessel on May 19, 2017 (Note 4). The Company treats the abovementioned lease as an operating lease since none of the capital lease criteria are met.

On December 19, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party to sell its Panamax drybulk carrier the Ecola for a gross price of $8,500. The vessel was delivered to its new owner on December 29, 2017 and a gain of $4,425 was recognized in the consolidated statement of operations for the year ended December 31, 2017, included in “Impairment loss, (gain)/loss from sale of vessel and other”.

On April 27, 2018, the Company entered into a Memorandum of Agreement for the sale of its 2001 built Panamax drybulk carrier, the Maganari, to an unaffiliated buyer for total gross proceeds of $9,700. The vessel was delivered to its new owner on May 24, 2018 and a gain of $5,109 was recognized in the accompanying unaudited condensed consolidated statement of operations for the six-month period ended June 30, 2018, included in “Impairment loss, (gain)/loss from sale of vessel and other”.

On May 31, 2018, the Company entered into two separate purchase agreements with entities that may be deemed to be beneficially owned by Mr. George Economou for the purchase of the shares of the vessel-owning companies of the Newcastlemax drybulk carrier the Huahine and the Suezmax tanker vessel the Marfa, including their associated then outstanding credit facilities, for a gross purchase price of $38,500 and $55,333, respectively (Note 4). As part of the transactions, the Company paid an aggregate amount of $43,500 to the sellers, being the difference between the purchase price and the outstanding at that time balances of the respective credit facilities. The Company received the vessel owning companies’ shares on June 1 and June 8, 2018, respectively, and assumed an aggregate amount of $50,333 of debt attached to these vessels (Note 11). An amount of $1,581 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning companies acquired over the purchase price paid, was classified as capital contribution in “Additional Paid-in Capital” as the acquisitions were treated as transactions under common control.

On June 6, June 11, June 12 and June 27, 2018, the Company entered into four separate Memoranda of Agreement for the sale of its older Panamax drybulk carriers, the Bargara, Redondo, Mendocino and Marbella, to unaffiliated buyers for an aggregate price of $35,568. The Company classified the aforementioned vessels as “held for sale” in the accompanying June 30, 2018 consolidated balance sheet, as all criteria required for their classification as “Vessels held for sale” were met, at their then carrying value as it was lower than their fair value less cost to sell. On July 18, 2018, the vessel Redondo was delivered to its new owners. An estimated gain of approximately $3,828 is expected to be recorded in the third quarter of 2018 (Note 21). On July 24, 2018, the vessel Marbella was delivered to its new owners. An estimated gain of approximately $4,898 is expected to be recorded in the third quarter of 2018 (Note 21). The remaining vessels are scheduled for delivery to their new owners during the third quarter of 2018.

As of December 31, 2017 and June 30, 2018, an amount of $8,834 and $245, relating to capitalized expenses, and $2,426 and $84 relating to capitalized interest and finance costs, are included in the “Vessels, net”, respectively.

As of June 30, 2018, the Company’s vessels under long term credit facilities are pledged as collateral to secure the Company’s long term credit facilities (Note 11).